Public and Private Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Warrant Liability
The following table summarizes the Public and Private Warrants activities during the year ended December 31, 2021 (in thousands):

	Public Warrants	Private Warrants	Total Warrants
Warrants assumed upon the Closing of the Merger	6,900	4,450	11,350
Warrants Exercised	(4,348)	(2,742)	(7,090)

Outstanding as of December 31, 2021	2,552	1,708	4,260

Schedule of Warrants Measured at Fair Value
The Warrants are measured at fair value on a recurring basis. The following table presents the changes in the fair value of warrant liabilities (in thousands):

	Public Warrants	Private Warrants	Total Warrant Liabilities
Fair value at Closing of the Merger	$38,984	$25,143	$64,127
Change in fair value	29,431	18,939	48,370
Warrants Exercised	(45,086)	(28,437)	(73,523)

Fair value at December 31, 2021	$23,329	$15,645	$38,974